Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 0	$ 0	$ 0
Operating expenses:
Research and development	41,340	27,899	5,782
General and administrative	18,623	7,828	3,486
Total operating expenses	59,963	35,727	9,268
Loss from operations	(59,963)	(35,727)	(9,268)
Other income (expense):
Interest expense			(163)
Interest and other income, net	2,448	236
Total other income (expense), net	2,448	236	(163)
Net loss	(57,515)	(35,491)	(9,431)
Accretion of redeemable convertible preferred stock to redemption value	(88)	(213)	(107)
Cumulative dividends on redeemable convertible preferred stock		(437)	(197)
Reversal of cumulative dividends on redeemable convertible preferred stock		634
Net loss attributable to common stockholders	$ (57,603)	$ (35,507)	$ (9,735)
Net loss per share attributable to common stockholders, basic and diluted	$ (3.13)	$ (19.12)	$ (65.15)
Weighted average common shares outstanding, basic and diluted	18,389,576	1,856,907	149,414
Comprehensive loss:
Net loss	$ (57,515)	$ (35,491)	$ (9,431)
Other comprehensive loss:
Unrealized loss on marketable securities	(8)
Total other comprehensive loss	(8)
Total comprehensive loss	$ (57,523)	$ (35,491)	$ (9,431)